RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties			$ 88,047,478	$ 83,986,853
Amounts due to related parties			9,120,781	11,797,519
Machinery transferred			$ 20,000	2,100,000	$ 1,600,000
Forgiveness of interest owe to a related party				2,436,882
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			$ 70,186,196	74,922,671
Amount of prepayment balance settled through inventory supplies or return of cash	$ 70,000,000	$ 75,000,000
Term period of settlement for prepayment balance	1 year	1 year
Borrowings				(28,713,240)	$ (116,935,560)
Repayment				38,259,000	$ 107,389,800
Loan to related party				44,300,000
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			$ 12,333,542	5,667,293
Amounts due to related parties			4,696,075	5,188,009
Non-trade related balance [Member] | Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			3,958,029	3,963,883
Non-trade related balance [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			3,600,000	4,100,000
Non-trade related balance [Member] | China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			6,180,174
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			75,713,936	78,319,560
Amounts due to related parties			4,424,706	6,609,510
Trade related balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			70,186,196	74,922,671
Amounts due to related parties			140,865	1,082,444
Trade related balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			4,054,056	1,833,709
Amounts due to related parties			$ 522,763	$ 454,759